Share-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of Company's Share Awards

The following is a summary of the Company’s share awards:

	Deferred Equity Units	Matching Equity Units	Deferred Equity Units Weighted- Average Intrinsic Value	Matching Equity Units Weighted- Average Intrinsic Value	Deferred Equity Units Weighted- Average Grant- Date Intrinsic Value	Matching Equity Units Weighted- Average Grant- Date Intrinsic Value
Unvested units at September 30, 2017	6,204,154	17,180,734	$5.07	$2.33	$2.93	$—
Granted	—	—	—	—	—	—
Vested	(3,340,698)	(4,295,184)	6.37	4.06	2.79	—
Forfeited	—	—	—	—	—	—

Unvested units at September 30, 2018	2,863,456	12,885,551	$6.37	$3.50	$3.12	$—

Granted	—	—	—	—	—	—
Vested	(962,709)	(6,204,154)	7.71	5.10	3.09	—
Forfeited	—	—	—	—	—	—

Unvested units at September 30, 2019	1,900,747	6,681,397	$7.71	$4.60	$3.13	$—